Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2024
Reportable Segments
Summary of financial information for the reportable segments
(Dollars in thousands)
	Banking
	Operations	CBRES	Other	Consolidated
As of and for the year ended December 31, 2024
Interest income	$80,699	-	34	80,733
Interest expense	25,538	-	1,116	26,654
Net interest income	55,161	-	(1,082)	54,079
Provision for credit losses	(285)	-	-	(285)
Noninterest income	16,024	-	-	16,024
Appraisal management fee income	-	11,691	-	11,691
Salaries and employee benefits	27,037	766	406	28,209
Occupancy	8,683	3	-	8,686
Appraisal management fee expense	-	9,263	-	9,263
Noninterest expense	13,908	798	286	14,992
Income tax expense (benefit)	4,749	199	(372)	4,576
Net income (loss)	$17,093	662	(1,402)	16,353
Total assets	$1,647,020	4,340	602	1,651,962
As of and for the year ended December 31, 2023
Interest income	$71,830	-	32	71,862
Interest expense	16,066	-	1,077	17,143
Net interest income	55,764	-	(1,045)	54,719
Provision for credit losses	1,566	-	-	1,566
Noninterest income	13,322	-	-	13,322
Appraisal management fee income	-	9,592	-	9,592
Salaries and employee benefits	25,501	758	381	26,640
Occupancy	7,959	3	-	7,962
Appraisal management fee expense	-	7,559	-	7,559
Noninterest expense	13,059	675	249	13,983
Income tax expense (benefit)	4,591	138	(352)	4,377
Net income (loss)	$16,410	459	(1,323)	15,546
Total assets	$1,631,767	3,681	462	1,635,910
As of and for the year ended December 31, 2022
Interest income	$54,416	-	15	54,431
Interest expense	2,796	-	527	3,323
Net interest income	51,620	-	(512)	51,108
Provision for credit losses	1,472	-	-	1,472
Noninterest income	15,012	14	-	15,026
Appraisal management fee income	-	11,663	-	11,663
Salaries and employee benefits	24,876	917	337	26,130
Occupancy	8,045	3	-	8,048
Appraisal management fee expense	-	9,264	-	9,264
Noninterest expense	11,512	755	301	12,588
Income tax expense (benefit)	4,248	166	(242)	4,172
Net income (loss)	$16,479	552	(908)	16,123
Total assets	$1,617,212	3,227	488	1,620,927